CONDENSED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Oct. 21, 2018
Preferred stock, par value (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000				1,000,000
Preferred stock, shares issued	0			0				0
Preferred stock, shares outstanding	0			0				0
Class A Common stock
Temporary equity, par value per share (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Temporary equity, shares subject to possible redemption	22,073,865			22,061,272				0
Temporary equity, redemption price per share (in dollars per share)	$ 10			$ 10				$ 10
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares authorized	100,000,000			100,000,000				100,000,000
Common stock, shares issued	926,135			938,728				0
Common stock shares outstanding	926,135	876,966	876,491	938,728	968,745	1,034,560	1,119,837	0	0
Number of shares issued for possible redemption	22,073,865			22,061,272				0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001				$ 0.0001
Common stock, shares authorized	10,000,000			10,000,000				10,000,000
Common stock, shares issued	5,750,000			5,750,000				5,750,000
Common stock shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	0